Expense Example	Apr. 29, 2026 USD ($)
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 107
Expense Example, with Redemption, 3 Years	335
Venerable US Large Cap Core Equity Fund | Venerable US Large Cap Core Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	241
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,255
Venerable US Large Cap Strategic Equity Fund | Venerable US Large Cap Strategic Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	411
Expense Example, with Redemption, 10 Years	918
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	333
Venerable US Small Cap Fund | Venerable US Small Cap Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	330
Venerable International Equity Fund | Venerable Real Estate Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	346
Venerable International Equity Fund | Venerable Real Estate Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Venerable International Equity Fund | Venerable International Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	344
Venerable International Equity Fund | Venerable International Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	471
Venerable Emerging Markets Equity Fund | Venerable Emerging Markets Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	388
Venerable World Equity Fund | Venerable World Equity Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	311
Venerable World Equity Fund | Venerable World Equity Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	288
Venerable High Yield Fund | Venerable High Yield Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	312
Expense Example, with Redemption, 5 Years	569
Expense Example, with Redemption, 10 Years	1,306
Venerable High Yield Fund | Venerable High Yield Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	255
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	990
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	275
Expense Example, with Redemption, 5 Years	484
Expense Example, with Redemption, 10 Years	1,088
Venerable Strategic Bond Fund | Venerable Strategic Bond Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	329
Expense Example, with Redemption, 10 Years	738
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	273
Venerable Inflation Focused Fund | Venerable Inflation Focused Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	186
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	177
Expense Example, with Redemption, 5 Years	312
Expense Example, with Redemption, 10 Years	708
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Expense Example, with Redemption, 5 Years	152
Expense Example, with Redemption, 10 Years	343
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	214
Venerable Mid Cap Index Fund | Venerable Mid Cap Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	128
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	232
Venerable Small Cap Index Fund | Venerable Small Cap Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Venerable International Index Fund | Venerable International Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	231
Venerable International Index Fund | Venerable International Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	47
Expense Example, with Redemption, 3 Years	148
Venerable Bond Index Fund | Venerable Bond Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	62
Expense Example, with Redemption, 3 Years	206
Venerable Bond Index Fund | Venerable Bond Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	121
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	213
Venerable Intermediate Corporate Bond Index Fund | Venerable Intermediate Corporate Bond Index Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	37
Expense Example, with Redemption, 3 Years	118
Venerable Conservative Allocation Fund | Venerable Conservative Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	284
Venerable Conservative Appreciation Allocation Fund | Venerable Conservative Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	89
Expense Example, with Redemption, 3 Years	278
Venerable World Conservative Allocation Fund | Venerable World Conservative Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	88
Expense Example, with Redemption, 3 Years	332
Venerable Moderate Allocation Fund | Venerable Moderate Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	352
Expense Example, with Redemption, 5 Years	634
Expense Example, with Redemption, 10 Years	1,438
Venerable Moderate Appreciation Allocation Fund | Venerable Moderate Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Venerable World Moderate Allocation Fund | Venerable World Moderate Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	357
Venerable Appreciation Allocation Fund | Venerable Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	85
Expense Example, with Redemption, 3 Years	265
Venerable World Appreciation Allocation Fund | Venerable World Appreciation Allocation Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	360
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Class V
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	183
Venerable Government Money Market Fund | Venerable Government Money Market Fund | Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	36
Expense Example, with Redemption, 3 Years	$ 113